Inventory (Tables)	12 Months Ended
Oct. 31, 2022
Schedule of inventory

	October 31, 2022	October 31, 2021
	$	$
Raw materials	134,926	22,788
Work in process	2,735,000	2,363,487
Finished goods	261,951	920,037
Ending balance	3,131,877	3,306,312